Principal Accounting Policies (Property and equipment, net) (Details)	12 Months Ended
Dec. 31, 2016
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Equipment, furniture and motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	Lesser of lease terms or the estimated useful lives of the assets